Cash and Cash Equivalents (Details Textual) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Cash And Cash Equivalents [Abstract]
Cash	$ 1,620,000	$ 191,000
Cash equivalents	$ 11,359,000	$ 9,626,000